Cover Page Document	Aug. 01, 2019
Document Information
Document Type	8-K
Document Period End Date	Aug. 01, 2019
Entity Registrant Name	TCF FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10253
Entity Tax Identification Number	41-1591444
Entity Address, Address Line One	200 Lake Street East
Entity Address, Address Line Two	Mail Code EX0-03-A
Entity Address, City or Town	Wayzata
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55391-1693
City Area Code	(952)
Local Phone Number	745-2760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000814184
Amendment Flag	false
Common Stock
Document Information
Title of 12(b) Security	Common Stock (par value $.01 per share)
Trading Symbol	TCF
Security Exchange Name	NYSE
Series C Preferred Stock
Document Information
Title of 12(b) Security	5.70% Series C Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TCF-PD
Security Exchange Name	NYSE